LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Policy and contract claims, beginning	$ 7,659	$ 7,288	$ 1,786
Less: Unpaid claims balance, beginning – long-duration	219	198	217
Gross unpaid claims balance, beginning – short-duration	7,440	7,090	1,569
Less: Reinsurance recoverables, beginning	3,083	3,045	305
Less: Foreign currency translation	2	1	4	$ 0
Net balance, beginning – short-duration	4,356	4,041	1,264
Acquisition from business combination, net of reinsurance	0	1	2,735
Add: incurred related to
Current accident year	1,647	2,198	1,653
Prior accident years	69	162	(80)
Total incurred claims	1,716	2,360	1,573
Less: paid claims related to
Current accident year	733	853	998
Prior accident years	1,106	1,258	533
Total paid claims	1,839	2,111	1,531
Add: measurement period adjustment	0	65	0
Net unpaid claims balance, ending – short-duration	4,233	4,356	4,041
Add: Reinsurance recoverables, ending	2,742	3,083	3,045
Gross unpaid claims balance, ending – short-duration	6,977	7,440	7,090
Add: Unpaid claims balance, ending – long-duration	300	219	198
Policy and contract claims, ending	$ 7,277	$ 7,659	$ 7,288